SCHEDULE OF SUPPLEMENTAL CASH FLOW INFORMATION RELATED TO LEASES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Lease
Cash payments for operating leases	$ 2,240	¥ 15,663	¥ 14,331
ROU assets obtained in exchange for operating lease liabilities	$ 1,579	¥ 11,040	¥ 11,634